STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 6 — STOCK OPTIONS

In 2012, the Company’s Board of Directors approved the 2012 Omnibus Incentive Plan (the “Plan”) which allows for the granting of stock options, stock appreciation rights, awards of restricted stock and restricted stock Units, stock bonuses and other cash and stock-based performance awards. A total of 101,005 shares of common stock have been approved and reserved for issuance under the Plan. In November 2015, the Company’s stockholders approved a 269,345 share increase in that number of shares reserved for issuance under the Plan such that a total of 370,350 shares of common stock have been approved and reserved for issuance under the Plan. As of December 31, 2015 and September 30, 2016, 71,040 options had been granted under the Plan. During the nine months ended September 30, 2016, 60,940 options were forfeited for employees who were no longer with the Company and were returned to the pool of available options.

On December 23, 2015, the Company authorized restricted stock grants under its 2012 Omnibus Incentive Plan of 13,467 shares to David Clarke in connection with his appointment as the Company’s President and Chief Executive Officer and 33,668 shares to Neal Bobrick in connection with his appointment as the Company’s Executive Vice President, Sales and Marketing, grants accepted and effective January 4, 2016. The Company recorded non-cash stock-based compensation of $21,000 and $65,000 during the three and nine months ended September 30, 2016, respectively, related to the issuance of restricted stock. An additional $194,000 of stock-based compensation remains to be recognized over 27 months.

On the effective date of the Offering, 25,000 shares of restricted stock were granted to each of David Olert, the Company’s Chief Financial Officer, Vivek Tandon, the Company’s Executive Vice President - Operations and Marc Matejka, the Company’s Vice President of Operations as well as 36,332 restricted shares to Neal Bobrick, its Executive Vice President – Sales and Marketing. Concurrently, 10,000 shares of restricted stock were granted to each of the Company’s four outside directors. The Company recorded non-cash stock-based compensation of $80,000 during the three months ended September 30, 2016 related to these issuances of restricted stock. An additional $601,000 of stock-based compensation remains to be recognized over 45 months.

Also granted on the effective date of the Offering were previously approved options to acquire 16,834 and 33,668 common shares at an exercise price per share of $4.50 to David Olert and Neal Bobrick, respectively. Options to purchase 18,000 common shares at an exercise price per share of $4.50 were granted each to Vivek Tandon and Marc Matejka. The Company recorded non-cash stock-based compensation of $12,000 during the three months ended September 30, 2016 related to these issuances of common stock options. An additional $164,000 of stock-based compensation remains to be recognized over 45 months.

In August 2016, pursuant to a services agreement, the Company granted options to acquire 38,143 shares of common stock to an investor relations firm and recognized $2,000 of non-cash stock-based compensation related to the issuance during the three months ended September 30, 2016. An additional $32,000 of stock-based compensation remains to be recognized over 9 months.

The Company follows the provision of ASC Topic 718, Compensations – Stock Compensation which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors, including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is generally recognized as an expense over the requisite service period.

In 2015 and 2016, the following stock option grants were made:

			Estimated
			Fair
			Value of
	Options	Exercise	Underlying	Intrinsic
Option Date	Granted	Price	Stock	Value
May 2015	71,040	$29.71	$5.79	None
July 2016	86,502	$4.50	$4.50	None
August 2016	6,004	$5.00	$3.00	None
August 2016	7,230	$7.00	$3.00	None
August 2016	9,986	$9.00	$3.00	None
August 2016	14,923	$11.00	$3.00	None

The Company’s Board of Directors granted options for 71,040 shares of common stock to certain employees on May 8, 2015. The option prices were determined based on such factors as recent equity transactions and other factors as deemed necessary and relevant in the circumstances. The exercise prices for options granted were set by the Company’s Board of Directors at a premium over fair market value of its common stock at the time the grants were authorized.

In regards to the valuation of the Company’s common stock prior to the Offering, the Board of Directors engaged an independent third party valuation of the Company. Factors included in the valuation included the Company’s present value of future cash flows, its capital structure, valuation of comparable companies, its existing licensing agreements and the growth prospects for its product line. These factors were incorporated into an income approach and a market approach in order to derive an overall valuation of the Company’s common stock of $5.79 per share at May 8, 2015.

The Company utilizes the Black-Scholes valuation method to value stock options and recognizes compensation expense over the vesting period. The expected life represents the period that the Company’s stock-based compensation awards are expected to be outstanding. The Company uses a simplified method provided in Securities and Exchange Commission release Staff Accounting Bulletin No. 110 which averages an awards weighted average vesting period and contractual term for “plain vanilla” share options. The expected volatility was estimated by analyzing the historic volatility of similar public companies. No dividend payouts were assumed as the Company has not historically paid, and is not anticipating to pay, dividends in the foreseeable future. The risk-free rate of return reflects the weighted average interest rate offered for U.S. treasury rates over the expected life of the options.

A summary of significant assumptions used to estimate the fair value of the stock options granted in 2015 are as follows:

Weighted average fair value of options granted	$0.45
Expected term (years)	6.0 to 6.25
Risk-free interest rate	1.89%
Volatility	45.4%
Dividend yield	None

A summary of significant assumptions used to estimate the fair value of the stock options granted in 2016 are as follows:

Weighted average fair value of options granted	$1.70
Expected term (years)	6.0 to 10.0
Risk-free interest rate	1.21% to 1.51%
Volatility	45.4%
Dividend yield	None

The Company recorded non-cash stock-based compensation related to stock options of $28,000 during the nine months ended September 30, 2016. An additional $197,000 of stock-based compensation related to stock options remains to be amortized over 45 months.

A summary of option activity for the Plan as of September 30, 2016 and changes for the nine months then ended are represented as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contract	Intrinsic
	Options	Price	Term (Years)	Value
Options outstanding January 1, 2016	71,040	$29.71	9.50	$—
Granted	124,645	5.81	9.83	—
Forfeited	(60,940)	—	—	—
Outstanding at September 30, 2016	134,745	$7.60	9.75	$—

NOTE 6 — STOCK OPTIONS

In 2012, the Company’s Board of Directors approved the 2012 Omnibus Incentive Plan (the “Plan”) which allows for the granting of stock options, stock appreciation rights, awards of restricted stock and restricted stock Units, stock bonuses and other cash and stock-based performance awards. A total of 101,005 shares of common stock have been approved and reserved for issuance under the Plan. In November 2015, the Company’s stockholders approved a 269,345 share increase in that number of shares reserved for issuance under the Plan such that a total of 370,350 shares of common stock have been approved and reserved for issuance under the Plan. As of December 31, 2015, 71,040 options had been granted under the Plan. There were 101,005 and 299,309 options available for grant at December 31, 2014 and 2015, respectively.

On December 23, 2015, the Company authorized restricted stock grants under its 2012 Omnibus Incentive Plan of 13,467 shares to David Clarke in connection with his appointment as the Company’s President and Chief Executive Officer and 33,668 shares to Neal Bobrick in connection with his appointment as the Company’s Executive Vice President, Sales and Marketing, grants accepted and effective subsequent to December 31, 2015.

In addition, options to acquire 16,834 and 33,668 shares at an exercise price per share equal to the initial public offering price of the shares included as a component of the Units offering by means of this offering will be granted at the effective date of this offering to David Olert, the Company’s Chief Financial Officer, and Neal Bobrick, respectively.

The Company follows the provision of the ASC Topic 718, Compensations — Stock Compensation which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors, including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is generally recognized as an expense over the requisite service period.

No options were granted in 2014. In 2015, the following stock option grants were made:

Option Date	Options Granted	Exercise Price	Estimated Fair Value of Underlying Stock	Intrinsic Value
May 2015	71,040	$29.71	$5.79	None

The Company’s Board of Directors granted options for 71,040 shares of common stock to certain employees on May 8, 2015. The option prices were determined based on such factors as recent equity transactions and other factors as deemed necessary and relevant in the circumstances. The exercise prices for options granted were set by the Company’s Board of Directors at a premium over fair market value of its commons stock at the time the grants were authorized.

In regards to the valuation of the Company’s common stock, the Board of Directors engaged an independent third party valuation of the Company. Factors included in the valuation included the Company’s present value of future cash flows, its capital structure, valuation of comparable companies, its existing licensing agreements and the growth prospects for its product line. These factors were incorporated into an income approach and a market approach in order to derive an overall valuation of the Company’s common stock of $5.79 per share at May 8, 2015.

The Company utilizes the Black-Scholes valuation method to value stock options and recognizes compensation expense over the vesting period. The expected life represents the period that the Company’s stock-based compensation awards are expected to be outstanding. The Company uses a simplified method provided in Securities and Exchange Commission release Staff Accounting Bulletin No. 110 which averages an awards weighted average vesting period and contractual term for “plain vanilla” share options. The expected volatility was estimated by analyzing the historic volatility of similar public companies. No dividend payouts were assumed as the Company has not historically paid, and is not anticipating to pay, dividends in the foreseeable future. The risk-free rate of return reflects the weighted average interest rate offered for U.S. treasury rates over the expected life of the options.

A summary of significant assumptions used to estimate the fair value of the stock options granted in the year ended December 31, 2015 are as follows:

Weighted average fair value of options granted	$0.45
Expected term (years)	6.0 to 6.25
Risk-free interest rate	1.89%
Volatility	45.4%
Dividend yield	None

The Company recorded non-cash stock-based compensation of $21,000 during the year ended December 31, 2015 related to the issuance of stock options. There was no stock-based compensation recognized in 2014. An additional $15,000 of stock-based compensation remains to be amortized over 32 months.

A summary of option activity for the Plan as of December 31, 2015 and changes for the year then ended are represented as follows:

	Number of Options	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value
Options outstanding January 1, 2015	—	$—	—	$—
Granted	71,040	29.71	9.50	—
Forfeited	—	—	—	—
Outstanding at December 31, 2015	71,040	$29.71	9.50	$—